Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Subsidiaries, VIEs and VIEs' Subsidiaries
As of December 31, 2021, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Major subsidiaries
Momo Technology HK Company Limited (“Momo HK”)
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)
Tantan Limited (“Tantan”)
Tantan Hong Kong Limited (“Tantan HK”)
Tantan Technology (Beijing) Co., Ltd. (“Tantan Technology”)
QOOL Media Inc. (“QOOL Inc.”)
QOOL Media Technology (Tianjin) Co., Ltd.
SpaceCape Technology Pte. Ltd.
Major VIEs
Beijing Momo Technology Co., Ltd. (“Beijing Momo”) *
QOOL Media (Tianjin) Co., Ltd. (“QOOL Tianjin”) *
Tantan Culture Development (Beijing) Co., Ltd. (“Tantan Culture”) *
Hainan Miaoka Network Technology Co., Ltd. (“Miaoka”) *
Beijing Top Maker Culture Co, Ltd. (“Beijing Top Maker”)
Beijing Perfect Match Technology Co, Ltd. (“Beijing Perfect Match”)
SpaceTime (Beijing) Technology Co, Ltd. (“SpaceTime Beijing”)
Major VIEs’ subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”) *
Tianjin Heer Technology Co., Ltd. (“Tianjin Heer”) *
Loudi Momo Technology Co., Ltd. (“Loudi Momo”) *
Tianjin Apollo Exploration Culture Co., Ltd. (“Tantan Apollo”)

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions
The following consolidated financial statements amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,

	2020	2021
	RMB	RMB
Cash and cash equivalents	1,311,713	2,474,974
Short-term deposits	604,500	550,000
Other current assets	544,615	590,022

Total current assets	2,460,828	3,614,996
Long-term deposits	950,000	750,000
Long-term investments	454,996	404,524
Other non-current assets	264,825	241,500

Total assets	4,130,649	5,011,020

Accounts payable	607,430	635,635
Deferred revenue	501,695	519,237
Other current liabilities	402,265	399,686

Total current liabilities	1,511,390	1,554,558
Other non-current liabilities	58,984	63,095

Total liabilities	1,570,374	1,617,653

	For the years ended December 31,

	2019	2020	2021
	RMB	RMB	RMB
Net revenues	17,001,337	14,902,691	14,336,539
Net income	8,511,991	6,734,471	5,674,607
Net cash provided by operating activities	9,125,496	6,906,938	5,748,529
Net cash (used in) provided by investing activities	(881,828)	(757,949)	254,093
Net cash provided by financing activities	11,000	—	—